Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
REVENUES:
Application development services		$ 21,985,214	$ 15,720,676	$ 20,037,861
Consulting and technical support services		3,797,354	3,307,662	2,390,948
Subscription services		881,443	1,066,720	723,458
Total revenues		26,664,011	20,095,058	23,152,267
COST OF REVENUES
Cost of application development services		15,320,446	12,553,556	14,140,094
Cost of consulting and technical support services		1,803,239	1,339,133	1,093,631
Cost of subscription services		147,631	137,658	84,936
Total cost of revenues		17,271,316	14,030,347	15,318,661
GROSS PROFIT		9,392,695	6,064,711	7,833,606
OPERATING EXPENSES
Sales and marketing		2,675,028	3,562,425	2,144,588
General and administrative		5,559,426	5,945,576	2,316,058
Provision for doubtful accounts		191,148	3,293,600	368,125
Research and development		2,780,944	2,163,658	1,992,228
Share based compensation		1,473,976	2,351,890
Total operating expenses		12,680,522	17,317,149	6,820,999
OPERATING (LOSS) INCOME		(3,287,827)	(11,252,438)	1,012,607
OTHER INCOME (EXPENSE)
Other income		106,026	252,109	584,209
Change in fair value of convertible debt		(15,258,333)
Total other expense		(15,152,307)	252,109	584,209
(LOSS) INCOME BEFORE INCOME TAXES		(18,440,134)	(11,000,329)	1,596,816
INCOME TAX (BENEFITS) EXPENSES		(80,532)	(213,347)	43,190
NET (LOSS) INCOME		(18,359,602)	(10,786,982)	1,553,626
Less: (loss) income attributable to non-controlling interests		(105,945)	(145)	7,336
NET (LOSS) INCOME ATTRIBUTABLE TO POWERBRIDGE		(18,253,657)	(10,786,837)	1,546,290
OTHER COMPREHENSIVE (LOSS) INCOME
Foreign currency translation adjustment		809,672	(101,857)	(339,238)
COMPREHENSIVE (LOSS) INCOME		(17,549,930)	(10,888,839)	1,214,388
Less: comprehensive (loss) income attributable to non-controlling interest		(112,103)	(144)	6,928
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO POWERBRIDGE		$ (17,437,827)	$ (10,888,695)	$ 1,207,460
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES *
Basic and diluted (in Shares)	[1]	16,150,065	8,388,481	6,905,248
(LOSS) EARNINGS PER SHARE
Basic and diluted (in Dollars per share)		$ (1.13)	$ (1.29)	$ 0.22

[1]	Shares and per share data are presented on a retroactive basis to reflect the nominal share issuance and share split on August 18, 2018 and February 10, 2019.